Loan interest income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Contractual interest earned	$ 214,539	$ 224,474	$ 228,892
Amortization
Amortization of fair value hedge	(281)	(300)	(316)
Amortization of loan origination fees (net of amortized costs)	6,847	5,436	5,456
Amortization of fair value adjustment on purchased loans	439	1,046	0
Total loan interest income	221,544	230,656	234,032
Balance of unamortized fair value hedge included in loans as at year end	1,095	1,376	1,676
Balance of unamortized loan fees included in loans as at year end	$ 11,926	$ 12,204	$ 11,628